Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	$ 82,628	$ 89,379
Negotiable Instruments [member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	588	42,713
Mutual funds [member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	$ 82,040
Money Market Fund [Member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss		$ 46,666